STOCK OPTION RESERVE DISCLOSURE: Schedule of stock option reserve (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of stock option reserve

Year ended March 31,	2018	2017
	in 000'$	in 000'$
Balance, beginning of year	$1,706	$5,075
Vested ((i) to (iii))	193	392
Exercised (Note 11(b)(i))	(1,632)	--
Options to acquire equity in PPL granted to PPL management and vested	--	12
Options granted by former subsidiary reversed on loss of control	--	(3,773)
Balance, end of year	$267	$1,706